Document And Entity Information	May 16, 2022
Document Information [Line Items]
Entity, Registrant Name	TSS, INC.
Document, Type	8-K
Document, Period End Date	May 16, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-33627
Entity, Tax Identification Number	20-2027651
Entity, Address, Address Line One	110 E. Old Settlers Road
Entity, Address, City or Town	Round Rock
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	78664
City Area Code	512
Local Phone Number	310-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001320760